Related Party Transactions (Details) - Schedule of Related Party Transactions - Chief Business Development Officer (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Balance	$ 557,703	$ 582,682	$ 470,443
Chief Business Development Officer [Member]
Related Party Transaction [Line Items]
Balance	980	16,058	0	41,000
Monies owed	53,698
Monies paid	$ (68,776)	$ (128,953)	$ (118,000)